                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                                   ----------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)            Copy to:

                 Nancy L. Conlin                 Philip H. Newman, Esq.
           Vice President and Counsel              Goodwin Procter LLP
       State Street Bank and Trust Company           Exchange Place
       4 Copley Place, 5th Floor CPH 0326      Boston, Massachusetts 02109
           Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1: REPORTS TO SHAREHOLDERS.

                                        STATE STREET NAVIGATOR
                                        SECURITIES LENDING PRIME PORTFOLIO
                                        SEMI-ANNUAL REPORT
                                        JUNE 30, 2008

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
JUNE 30, 2008

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2008 to June 30, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008

                                      BEGINNING          ENDING      EXPENSES PAID
                                    ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                   JANUARY 1, 2008   JUNE 30, 2008      PERIOD *
                                   ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN      $1,000.00        $1,016.80         $0.15
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)                   $1,000.00        $1,024.71         $0.15

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of June 30, 2008 was 0.03%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
JUNE 30, 2008

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*                          JUNE 30, 2008
----------------------------------------------------------------   -------------
Yankee Certificates of Deposit                                         41.39%
Medium Term Notes                                                      21.70%
Commercial Paper                                                       14.12%
Repurchase Agreements                                                  13.10%
Eurodollar Certificates of Deposit                                      2.94%
Time Deposits                                                           1.37%
Bank Notes                                                              1.19%
Promissory Notes                                                        1.13%
Certificates of Deposit                                                 1.02%
U.S. Government Agency Obligations                                      0.89%
Master Notes                                                            0.84%
Other assets less liabilities                                           0.31%
                                                                      ------
TOTAL                                                                 100.00%
                                                                      ======

*    As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*                                   JUNE 30, 2008
----------------------------------------------------------------   -------------
A-1+                                                                   77.19%
Repurchase Agreements (A-1+)                                           13.10%
A-1                                                                     9.40%
Other assets less liabilities                                           0.31%
                                                                      ------
TOTAL                                                                 100.00%
                                                                      ======

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            COMMERCIAL PAPER -- 14.12%
            BANK DOMESTIC -- 8.04%
A-1+, P-1      Bankamerica Corp.                                    2.721%    11/05/2008    $  200,000,000   $    198,086,533
A-1+, P-1      Bankamerica Corp.                                    2.625%    10/15/2008       500,000,000        496,135,417
A-1+, P-1      Bankamerica Corp.                                    2.650%    10/16/2008       620,000,000        615,116,639
A-1+, P-1      Bankamerica Corp.                                    2.840%    10/28/2008     1,200,000,000      1,188,734,667
A-1+, P-1      J P Morgan Chase & Co.                               2.800%    08/11/2008       500,000,000        498,405,556
A-1+, P-1      J P Morgan Chase & Co.                               2.500%    08/12/2008     1,555,000,000      1,550,464,583
                                                                                                             ----------------
                                                                                                                4,546,943,395
                                                                                                             ----------------
            BANK FOREIGN -- 1.62%
A-1+, P-1      Macquarie Bank Ltd. (a) (b)                          2.501%    07/21/2008       250,000,000        250,000,000
A-1+, P-1      Societe Generale (a)                                 3.020%    09/02/2008       470,000,000        467,516,050
A-1+, P-1      Westpac Banking (a)                                  2.625%    10/01/2008       200,000,000        198,658,333
                                                                                                             ----------------
                                                                                                                  916,174,383
                                                                                                             ----------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 4.46%
A-1+, P-1      General Electric Capital Corp.                       2.570%    09/11/2008       500,000,000        497,430,000
A-1+, P-1      General Electric Capital Corp.                       2.520%    10/16/2008       500,000,000        496,255,000
A-1+, P-1      General Electric Capital Corp.                       2.540%    10/16/2008       550,000,000        545,847,806
A-1+, P-1      General Electric Capital Corp.                       2.930%    12/17/2008       500,000,000        493,122,639
A-1+, P-1      General Electric Capital Corp.                       2.830%    12/19/2008       125,000,000        123,319,687
A-1+, P-1      General Electric Capital Corp.                       2.830%    12/22/2008       375,000,000        369,870,625
                                                                                                             ----------------
                                                                                                                2,525,845,757
                                                                                                             ----------------
            TOTAL COMMERCIAL PAPER                                                                              7,988,963,535
                                                                                                             ----------------
            CERTIFICATES OF DEPOSIT -- 1.02%
            BANK DOMESTIC -- 1.02%
A-1+, P-1      Citibank New York NA                                 2.740%    08/06/2008       300,000,000        300,000,000
A-1+, P-1      Citibank New York NA                                 2.690%    08/11/2008       275,000,000        275,000,000
                                                                                                             ----------------
            TOTAL CERTIFICATES OF DEPOSIT                                                                         575,000,000
                                                                                                             ----------------
            YANKEE CERTIFICATES OF DEPOSIT -- 41.39%
            BANK FOREIGN -- 41.39%
A-1+, P-1      Australia & New Zealand Banking Group                2.700%    08/06/2008        75,000,000         75,000,000
A-1+, P-1      Banco Bilbao Vizcaya                                 2.890%    07/24/2008       100,000,000        100,000,000
A-1+, P-1      Banco Bilbao Vizcaya                                 3.005%    10/28/2008       650,000,000        650,010,582
A-1+, P-1      Banco Bilbao Vizcaya                                 2.700%    08/12/2008       300,000,000        300,000,000
A-1+, P-1      Banco Bilbao Vizcaya                                 2.620%    08/22/2008       500,000,000        500,000,000
A-1+, P-1      Banco Santander                                      2.770%    08/12/2008       300,000,000        300,000,000
A-1+, P-1      Bank of Nova Scotia                                  2.650%    09/03/2008        55,000,000         55,000,000
A-1+, P-1      Bank of Nova Scotia                                  2.850%    07/29/2008       100,000,000        100,000,000
A-1+, P-1      Bank of Nova Scotia                                  2.600%    08/12/2008       250,000,000        250,000,000
A-1+, P-1      Barclays Bank Plc                                    2.720%    07/07/2008       100,000,000        100,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
A-1+, P-1      Barclays Bank Plc                                    2.730%    09/12/2008    $  400,000,000   $    400,000,000
A-1+, P-1      Barclays Bank Plc                                    3.150%    07/30/2008       520,000,000        520,000,000
A-1+, P-1      Barclays Bank Plc                                    3.250%    12/19/2008       800,000,000        800,000,000
A-1+, P-1      BNP Paribas NY Branch                                2.740%    07/14/2008       500,000,000        500,000,000
A-1+, P-1      BNP Paribas NY Branch                                2.720%    09/09/2008       900,000,000        900,000,000
A-1+, P-1      BNP Paribas NY Branch                                2.710%    09/12/2008       400,000,000        400,000,000
A-1+, P-1      BNP Paribas NY Branch                                2.710%    10/27/2008       300,000,000        300,000,000
A-1+, P-1      BNP Paribas NY Branch                                2.895%    09/02/2008       700,000,000        700,006,065
A-1+, P-1      Calyon NY Branch                                     2.700%    07/09/2008       100,000,000        100,000,000
A-1+, P-1      Calyon NY Branch                                     2.810%    07/21/2008       100,000,000        100,000,000
A-1+, P-1      Calyon NY Branch                                     2.920%    07/07/2008     1,500,000,000      1,499,999,381
A-1+, P-1      Calyon NY Branch                                     2.820%    11/06/2008       500,000,000        500,000,000
A-1+, P-1      Deutsche Bank                                        2.720%    08/04/2008     1,475,000,000      1,475,000,000
A-1+, P-1      Deutsche Bank                                        2.720%    08/05/2008       500,000,000        500,000,000
A-1+, P-1      Dexia Credit Local de France                         2.755%    07/14/2008     1,230,000,000      1,230,002,205
A-1+, P-1      Dexia Credit Local de France                         2.680%    08/11/2008       900,000,000        900,002,545
A-1+, P-1      Fortis Bank NY                                       2.730%    09/10/2008        75,000,000         75,000,000
A-1+, P-1      HBOS Treasury Service                                2.690%    09/09/2008        50,000,000         50,000,000
A-1+, P-1      HBOS Treasury Service                                2.930%    08/15/2008       400,000,000        400,000,000
A-1+, P-1      HBOS Treasury Service                                2.750%    09/12/2008       500,000,000        500,000,000
A-1+, P-1      HBOS Treasury Service                                3.030%    11/03/2008       302,000,000        302,000,000
A-1+, P-1      HBOS Treasury Service                                2.800%    10/14/2008       900,000,000        900,000,000
A-1+, P-1      Istituto Bancario SA                                 2.855%    07/01/2008       400,000,000        400,000,000
A-1+, P-1      Lloyds Tsb Group Plc                                 2.600%    07/03/2008       460,000,000        460,000,000
A-1+, P-1      Lloyds Tsb Group Plc                                 2.840%    09/29/2008       300,000,000        300,000,000
A-1+, P-1      Lloyds Tsb Group Plc                                 2.610%    08/19/2008       300,000,000        300,004,056
A-1+, P-1      Lloyds Tsb Group Plc                                 2.610%    08/20/2008       400,000,000        400,000,000
A-1+, P-1      National Australia Bank Ltd.                         2.570%    09/08/2008       150,000,000        150,000,000
A-1+, P-1      Rabobank Nederland NV NY                             2.880%    08/22/2008       600,000,000        600,000,000
A-1+, P-1      Rabobank Nederland NV NY                             2.540%    09/09/2008       100,000,000        100,000,000
A-1+, P-1      Rabobank Nederland NV NY                             2.600%    07/09/2008       100,000,000        100,000,000
A-1+, P-1      Royal Bank of Canada                                 2.770%    08/28/2008       100,000,000        100,000,000
A-1+, P-1      Royal Bank of Scotland                               2.630%    08/11/2008        60,000,000         60,000,000
A-1+, P-1      Societe Generale                                     2.870%    09/11/2008        70,000,000         70,000,000
A-1+, P-1      Societe Generale                                     2.750%    10/22/2008       400,000,000        400,000,000
A-1+, P-1      Societe Generale                                     3.050%    09/02/2008       500,000,000        500,000,000
A-1+, P-1      Societe Generale                                     2.800%    09/04/2008       700,000,000        700,000,000
A-1+, P-1      Svenska Handelsbanken                                2.705%    07/17/2008       570,000,000        570,001,258
A-1+, P-1      Svenska Handelsbanken                                2.800%    07/25/2008       700,000,000        700,000,000
A-1+, P-1      Toronto Dominion Bank NY                             2.920%    08/29/2008       150,000,000        150,000,000
A-1+, P-1      Toronto Dominion Bank NY                             2.870%    07/25/2008       200,000,000        200,000,000
A-1+, P-1      UBS AG Stamford                                      2.940%    07/03/2008       600,000,000        600,000,083
A-1+, P-1      UBS AG Stamford                                      4.030%    07/11/2008       200,000,000        200,001,634
A-1+, P-1      UBS AG Stamford                                      2.810%    07/11/2008       870,000,000        870,000,000
                                                                                                             ----------------
            TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                               23,412,027,809
                                                                                                             ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            EURODOLLAR CERTIFICATES OF DEPOSIT -- 2.94%
            BANK FOREIGN -- 2.94%
A-1+, P-1      Calyon NY Branch                                     2.700%    09/02/2008    $  475,000,000   $    475,000,000
A-1+, P-1      ING Bank Amsterdam                                   2.800%    07/14/2008       690,000,000        690,000,000
A-1+, P-1      ING Bank Amsterdam                                   2.900%    07/07/2008       500,000,000        500,000,000
                                                                                                             ----------------
            TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                            1,665,000,000
                                                                                                             ----------------
            BANK NOTES -- 1.19%
            BANK DOMESTIC -- 1.19%
A-1+, P-1      Bank of America Corp. (a) (b)                        3.208%    07/03/2008       675,000,000        675,000,000
                                                                                                             ----------------
            TOTAL BANK NOTES                                                                                      675,000,000
                                                                                                             ----------------
            MEDIUM TERM NOTES -- 21.70%
            BANK DOMESTIC -- 4.44%
A-1, P-1       First Tennessee Bank National Association (a) (b)    2.518%    07/16/2008       147,000,000        147,000,000
A-1+, P-1      J P Morgan Chase & Co. (a)                           2.449%    07/02/2008       740,000,000        740,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                              2.508%    07/03/2008       500,000,000        500,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                              2.631%    07/18/2008       650,000,000        650,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                              2.631%    07/18/2008       475,000,000        475,000,000
                                                                                                             ----------------
                                                                                                                2,512,000,000
                                                                                                             ----------------
            BANK FOREIGN -- 14.54%
A-1, P-1       Alliance & Leicester Plc (a) (b)                     2.493%    07/31/2008       465,000,000        465,000,000
A-1, P-1       Alliance & Leicester Plc (a) (b)                     2.468%    07/08/2008       245,000,000        245,000,000
A-1+, P-1      Allied Irish Banks (a) (b)                           2.483%    07/21/2008       300,000,000        300,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)                    2.458%    07/07/2008       270,000,000        270,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)                    2.511%    07/23/2008       220,000,000        220,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)                  2.492%    07/21/2008       430,000,000        430,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)                  2.473%    07/21/2008       125,000,000        125,000,000
A-1+, P-1      Banque Federative du Credit Mutuel (a) (b)           2.487%    07/14/2008       480,000,000        480,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                               2.482%    07/28/2008       260,000,000        260,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                               2.719%    08/19/2008       200,000,000        200,000,000
A-1+, P-1      Caja De Ahorros (a) (b)                              2.968%    07/21/2008       310,000,000        310,000,000
A-1, P-1       CAM US Finance SA (a) (b)                            2.704%    07/03/2008       125,000,000        125,000,000
A-1+, P-1      Commonwealth Bank Australia (a) (b)                  2.501%    07/24/2008       220,000,000        220,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                        2.529%    07/01/2008       200,000,000        200,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                        2.448%    07/09/2008       475,000,000        475,000,000
A-1+, P-1      HSH Nordbank AG (a) (b)                              2.501%    07/21/2008       150,000,000        150,000,000
A-1+, P-1      Lloyds Tsb Group Plc (a) (b)                         2.440%    07/07/2008       738,000,000        738,000,000
A-1+, P-1      National Australia Bank Ltd. (a) (b)                 2.448%    07/07/2008       415,000,000        415,000,000
A-1, P-1       Nationwide Building Society (a) (b)                  2.508%    07/03/2008       385,000,000        385,000,000
A-1, P-1       Nordea Bank Finland Plc (a) (b)                      2.448%    07/09/2008       195,000,000        194,999,114

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            MEDIUM TERM NOTES -- (CONTINUED)
A-1, P-1       Nordea Bank Finland Plc (a) (b)                      2.468%    07/11/2008    $  575,200,000   $    575,200,955
A-1, P-1       Northern Rock Plc (a) (b)                            2.481%    07/07/2008       230,000,000        230,000,000
A-1, P-1       Northern Rock Plc (a) (b)                            2.528%    07/03/2008       330,000,000        330,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                        2.467%    07/14/2008       180,000,000        180,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                        2.471%    07/21/2008       100,000,000        100,000,000
A-1, P-1       UniCredito Italiano Bank (Ireland) Plc (a) (b)       2.501%    07/15/2008       175,000,000        175,000,000
A-1, P-1       Westpac Banking (a) (b)                              2.440%    07/07/2008       125,000,000        125,000,000
A-1+, P-1      Westpac Banking (a) (b)                              2.471%    07/16/2008       300,000,000        300,000,000
                                                                                                             ----------------
                                                                                                                8,223,200,069
                                                                                                             ----------------
            BROKERAGE -- 1.07%
A-1, P-1       Merrill Lynch & Co., Inc. (a)                        2.536%    07/07/2008       305,000,000        305,000,000
A-1, P-1       Morgan Stanley (a)                                   2.596%    07/15/2008       300,000,000        300,000,000
                                                                                                             ----------------
                                                                                                                  605,000,000
                                                                                                             ----------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 0.59%
A-1+, P-1      American Express Credit Corp. (a)                    2.492%    07/21/2008       240,000,000        240,000,000
A-1+, P-1      General Electric Capital Corp. (a)                   2.501%    07/24/2008        95,000,000         95,000,000
                                                                                                             ----------------
                                                                                                                  335,000,000
                                                                                                             ----------------
            INDUSTRIAL -- 0.31%
A-1, P-1       Procter & Gamble International Funding (a)           2.789%    08/19/2008       176,000,000        176,000,000
                                                                                                             ----------------
            TECHNOLOGY -- 0.75%
A-1, P-1       International Business Machines Corp. (a) (b)        2.448%    07/03/2008       425,000,000        425,000,000
                                                                                                             ----------------
            TOTAL MEDIUM TERM NOTES                                                                            12,276,200,069
                                                                                                             ----------------
            PROMISSORY NOTES -- 1.13%
            BROKERAGE -- 1.13%
A-1, P-1       Goldman Sachs Promissory Note (c)                    4.100%    07/15/2008       540,000,000        540,000,000
A-1, P-1       Goldman Sachs Promissory Note (a) (c)                2.200%    07/15/2008       100,000,000        100,000,000
                                                                                                             ----------------
            TOTAL PROMISSORY NOTES                                                                                640,000,000
                                                                                                             ----------------
            MASTER NOTES -- 0.84%
            BROKERAGE -- 0.84%
A-1, P-1       Goldman Sachs (a) (c)                                3.182%    07/21/2008       477,000,000        477,000,000
                                                                                                             ----------------
            TOTAL MASTER NOTES                                                                                    477,000,000
                                                                                                             ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            TIME DEPOSITS -- 1.37%
            BANK DOMESTIC -- 1.37%
A-1+, P-1      Branch Banking & Trust Co.                           2.000%    07/01/2008    $  274,538,000   $    274,538,000
A-1+, P-1      KeyBank NA                                           2.125%    07/01/2008       500,000,000        500,000,000
                                                                                                             ----------------
            TOTAL TIME DEPOSITS                                                                                   774,538,000
                                                                                                             ----------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.89%
A-1+, P-1      Federal Home Loan Bank (a)                           2.490%    08/13/2008       500,000,000        500,000,000
                                                                                                             ----------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                              500,000,000
                                                                                                             ----------------
            REPURCHASE AGREEMENTS -- 13.10%
               ABN AMRO Tri Party, 2.700% dated 6/30/08
                  (collateralized by various Equity Securities,
A-1+, P-1         valued at $362,250,004); proceeds $345,025,875    2.700%    07/01/2008       345,000,000        345,000,000
               Banc of America Tri Party, 2.250% dated 6/30/08
                  (collateralized by various U.S. Government
                  Obligations, 5.000%-6.000% due 3/1/34-3/1/38
A-1+, P-1        valued at $816,000,001); proceeds $800,050,000     2.250%    07/01/2008       800,000,000        800,000,000
               Banc of America Tri Party, 2.500% dated 6/30/08
                  (collateralized by U.S. Government
                  Obligation, 6.000% due 5/1/38 valued at
A-1+, P-1         $280,500,000); proceeds $275,019,097              2.500%    07/01/2008       275,000,000        275,000,000
               Credit Suisse First Boston Tri Party, 2.700%
                  dated 6/18/08 (collateralized by various
                  Corporate Investment Grade Bonds,
                  0.250%-5.250% due 02/15/09-12/15/35 valued at
A-1+, P-1         $850,547,888); proceeds $810,789,750              2.700%    07/01/2008(d)    810,000,000        810,000,000
               Credit Suisse First Boston Tri Party, 2.600%
                  dated 6/27/08 (collateralized by various
                  Corporate Investment Grade Bonds,
                  0.000%-11.000% due 1/15/09-3/15/27 valued at
A-1+, P-1         $208,501,771); proceeds $200,057,778              2.600%    07/01/2008(d)    200,000,000        200,000,000
               Deutsche Bank Tri Party, 2.700% dated 6/30/08
                  (collateralized by various Convertible Bonds,
                  1.375%-5.250% due 8/15/11-1/15/38 valued at
A-1+, P-1         $577,500,547); proceeds $550,041,250              2.700%    07/01/2008       550,000,000        550,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)
               Fortis Securities, Inc. Tri Party, 2.650% dated
                  6/24/08 (collateralized by various Mortgage
                  Backed Securities, 0.000%-6.000% due
                  2/25/34-8/25/46 valued at $1,020,000,000);
A-1+, P-1         proceeds $1,000,515,278                           2.650%    07/01/2008(d) $1,000,000,000   $  1,000,000,000
               Goldman Sachs Tri Party, 2.650% dated 6/12/08
                  (collateralized by various Corporate
                  Investment Grade Bonds, 4.375%-9.000% due
                  11/1/09-3/17/49 valued at $255,000,000);
A-1+, P-1         proceeds $250,349,653                             2.650%    07/01/2008(d)    250,000,000        250,000,000
               Greenwich Capital Markets Tri Party, 2.660%
                  dated 5/22/08 (collateralized by various U.S.
                  Government Obligations, 0.000% due
                  7/25/28-9/25/37 valued at $510,003,208);
A-1+, P-1         proceeds $501,477,778                             2.660%    07/01/2008(d)    500,000,000        500,000,000
               ING Tri Party, 2.750% dated 6/30/08
                  (collateralized by various U.S. Government
                  Obligations, 0.000%-6.500% due
                  12/1/19-8/15/36 valued at $438,602,309);
A-1+, P-1         proceeds $430,032,847                             2.750%    07/01/2008       430,000,000        430,000,000
               J.P. Morgan Chase Tri Party, 2.700% dated
                  6/30/08 (collateralized by various U.S.
                  Government Obligations, 4.500%-7.000% due
                  3/1/18-6/1/38 valued at $408,002,790);
A-1+, P-1         proceeds $400,030,000                             2.700%    07/01/2008       400,000,000        400,000,000
               Merrill Lynch Tri Party, 2.820% dated 6/30/08
                  (collateralized by various Corporate High
                  Yield Bonds, 0.000%-7.250% due
                  3/20/20-12/29/49 valued at $525,029,500);
A-1+, P-1         proceeds $500,039,167                             2.820%    07/01/2008       500,000,000        500,000,000
               Morgan Stanley Tri Party, 2.650% dated 6/27/08
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.858% due 7/15/09-7/15/56 valued at
A-1+, P-1         $204,564,805); proceeds $200,058,889              2.650%    07/01/2008(d)    200,000,000        200,000,000
               Morgan Stanley Tri Party, 2.700% dated 3/28/08
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.858% due 7/15/09-7/15/56 valued at
A-1+, P-1         $460,270,811); proceeds $453,206,250              2.700%    07/01/2008(d)    450,000,000        450,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

            NAME OF ISSUER                                         INTEREST    MATURITY       PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                       RATE        DATE           AMOUNT            COST +
-------     ----------------------------------------------------   --------   ----------    --------------   ----------------
            REPURCHASE AGREEMENTS
            -- (CONTINUED)
               Morgan Stanley Tri Party, 2.700% dated 6/27/08
                  (collateralized by various Asset Backed
                  Securities and Mortgage Backed Securities,
                  0.000%-7.858% due 7/15/09-7/15/56 valued at
A-1+, P-1         $102,282,402); proceeds $100,030,000              2.700%    07/01/2008(d) $  100,000,000   $    100,000,000
               Salomon Smith Barney Tri Party, 2.700% dated
                  5/21/08 (collateralized by various Mortgage
                  Backed Securities and Corporate Investment
                  Grade Bonds, 0.000%-12.836% due
                  8/15/09-12/29/49 valued at $102,418,339);
A-1+, P-1         proceeds $100,307,500                             2.700%    07/01/2008(d)    100,000,000        100,000,000
               Wachovia Capital Markets Tri Party, 2.650% dated
                  9/27/07 (collateralized by various
                  Convertible Bonds, 0.000%-7.250% due
                  7/1/08-12/15/67 valued at $519,966,884);
A-1+, P-1         proceeds $510,231,944                             2.650%    07/01/2008(d)    500,000,000        500,000,000
                                                                                                             ----------------
            TOTAL REPURCHASE AGREEMENTS                                                                         7,410,000,000
                                                                                                             ----------------
            TOTAL INVESTMENTS -- 99.69%                                                                      $ 56,393,729,413
            OTHER ASSETS LESS LIABILITIES -- 0.31%                                                                172,764,410
                                                                                                             ----------------
            NET ASSETS -- 100.00%                                                                            $ 56,566,493,823
                                                                                                             ================

*    Standard & Poor's, Moody's rating

(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2008. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 17.18% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.97% of net assets as of June 30, 2008, are considered illiquid and restricted (see table below for more information).

                                                                    ACQUISITION                       AMORTIZED
                                                                       COST                          COST VALUE
                                                                    PERCENTAGE                       PERCENTAGE
                                                                     OF FUND'S                        OF FUND'S
                                     ACQUISITION   ACQUISITION   NET ASSETS AS OF    AMORTIZED    NET ASSETS AS OF
RESTRICTED SECURITIES                    DATE          COST      ACQUISITION DATE    COST VALUE     JUNE 30, 2008
---------------------                -----------   -----------   ----------------   -----------   ----------------
Goldman Sachs Promissory Note,
   4.100%, due 07/15/08              1/15/2008     540,000,000         1.09         540,000,000         0.95
Goldman Sachs Promissory Note (a),
   2.200%, due 07/15/08              6/15/2007     100,000,000         0.16         100,000,000         0.18
Goldman Sachs Master Note (a),
   3.182%, due 07/21/08              2/13/2008     477,000,000         0.84         477,000,000         0.84

(d) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at June 30, 2008.

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

+    See Note 2 to the financial statements.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                 Investments in
Valuation Inputs                                   Securities
----------------                                ---------------
Level 1 - Quoted Prices                         $            --
Level 2 - Other Significant Observable Inputs    56,393,729,413
Level 3 - Significant Unobservable Inputs                    --
                                                ---------------
    Total                                       $56,393,729,413
                                                ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost ..........................   $48,983,729,413
Repurchase agreements .................................................     7,410,000,000
                                                                          ---------------
Total Investments .....................................................    56,393,729,413
Cash ..................................................................               380
Interest receivable ...................................................       186,341,348
Receivable for fund shares sold .......................................           223,615
Prepaid insurance and other assets ....................................           287,507
                                                                          ---------------
   Total Assets .......................................................    56,580,582,263
                                                                          ---------------
LIABILITIES:
Payable for shares repurchased ........................................         8,454,000
Dividend payable ......................................................         4,183,490
Advisory fee payable ..................................................           824,966
Administration fee payable ............................................           346,686
Custodian fee payable .................................................           145,557
Transfer agent fee payable ............................................            38,327
Audit fee payable .....................................................            23,363
Other accrued expenses and liabilities ................................            72,051
                                                                          ---------------
   Total Liabilities ..................................................        14,088,440
                                                                          ---------------
NET ASSETS ............................................................   $56,566,493,823
                                                                          ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   56,561,197,428 shares issued and outstanding .......................   $    56,561,197
Capital paid in excess of par .........................................    56,504,642,673
Accumulated net realized gain on investments ..........................         5,289,953
                                                                          ---------------
Net Assets ............................................................   $56,566,493,823
                                                                          ===============
Net asset value, offering, and redemption price per share .............   $          1.00
                                                                          ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Interest ..............................................................   $   948,626,577
                                                                          ---------------
EXPENSES:
Advisory fee ..........................................................         4,976,913
Administration fee ....................................................         2,132,963
Custodian fee .........................................................           995,383
Transfer agent fee ....................................................           426,593
Insurance expense .....................................................           156,091
Trustees fee ..........................................................            61,360
Legal fee .............................................................            28,956
Audit fee .............................................................            22,294
Miscellaneous expense .................................................            14,252
                                                                          ---------------
Total expenses ........................................................         8,814,805
                                                                          ---------------
Net investment income .................................................       939,811,772
                                                                          ---------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ......................................         5,558,377
                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $   945,370,149
                                                                          ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            JUNE 30, 2008         YEAR ENDED
                                                                             (UNAUDITED)      DECEMBER 31, 2007
                                                                          -----------------   -----------------
FROM OPERATIONS:
Net investment income..................................................   $     939,811,772   $   2,978,275,079
Net realized gain (loss) on investments ...............................           5,558,377           5,542,272
                                                                          -----------------   -----------------
Net increase in net assets resulting from operations ..................         945,370,149       2,983,817,351
                                                                          -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income .................................................        (939,811,772)     (2,978,275,079)
                                                                          -----------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .............................................     205,599,672,643     380,889,216,906
Cost of redemptions ...................................................    (197,809,634,595)   (386,923,129,840)
                                                                          -----------------   -----------------
Net increase in net assets from Fund share transactions ...............       7,790,038,048      (6,033,912,934)
                                                                          -----------------   -----------------
Net increase in net assets ............................................       7,795,596,425      (6,028,370,662)
NET ASSETS:
Beginning of period ...................................................      48,770,897,398      54,799,268,060
                                                                          -----------------   -----------------
End of period .........................................................   $  56,566,493,823   $  48,770,897,398
                                                                          =================   =================
Undistributed net investment income ...................................   $               0   $               0
                                                                          =================   =================

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS
                                       ENDED                      FOR YEARS ENDED DECEMBER 31,
                                   JUNE 30, 2008   ----------------------------------------------------------
                                    (UNAUDITED)      2007       2006       2005          2004          2003
                                   -------------   --------   --------   --------      --------      --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
   of period ...................   $ 1.0000        $ 1.0000   $ 1.0000   $ 1.0000      $ 1.0000      $ 1.0000
                                   --------        --------   --------   --------      --------      --------
Net investment income ..........     0.0166          0.0524     0.0501     0.0323        0.0137        0.0118
Distributions from net
   investment income ...........    (0.0166)        (0.0524)   (0.0501)   (0.0323)      (0.0137)      (0.0118)
Distributions from net
   realized gain on
   investments .................         --              --         --         --       (0.0000)(c)        --
                                   --------        --------   --------   --------      --------      --------
   Total distributions .........    (0.0166)        (0.0524)   (0.0501)   (0.0323)      (0.0137)      (0.0118)
                                   --------        --------   --------   --------      --------      --------
Net increase from
   investment operations .......     0.0000          0.0000     0.0000     0.0000        0.0000        0.0000
                                   --------        --------   --------   --------      --------      --------
Net asset value, end of period..   $ 1.0000        $ 1.0000   $ 1.0000   $ 1.0000      $ 1.0000      $ 1.0000
                                   ========        ========   ========   ========      ========      ========
TOTAL INVESTMENT RETURN (a) ....       1.68%           5.36%      5.12%      3.28% (d)     1.38% (d)     1.18%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of net expenses to average
   net assets ..................       0.03% (e)       0.04%      0.05%      0.05% (b)     0.04% (b)     0.05%
Ratio of net investment income
   to average net assets .......       3.30% (e)       5.24%      5.03%      3.24%         1.36%         1.16%
Net assets, end of period
   (in millions) ...............   $ 56,566        $ 48,771   $ 54,799   $ 41,537      $ 47,904      $ 46,965

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)  Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees.

(e)  Annualized.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

DISTRIBUTIONS PAID FROM:

        ORDINARY INCOME
-------------------------------
     2007             2006
--------------   --------------
$2,978,275,079   $2,777,301,877

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED         LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS     TOTAL
---------------   --------------   --------------   -------------   ---------
      $--               $--              $--          $(268,424)    $(268,424)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2007, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $268,424, expiring in 2013.

During the year ended December 31, 2007, the Fund utilized capital loss carryforwards of $5,542,272.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

5. BENEFICIAL INTEREST

At June 30, 2008, six mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 36.92% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6. RECENT ACCOUNTING PRONOUNCEMENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. At this time, SSgA FM has evaluated the implication of FIN 48 and there is no impact to the Fund's financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
JUNE 30, 2008 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     GENERAL BACKGROUND

     SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the "Fund") pursuant to an advisory agreement dated May 1, 2001 ("Advisory Agreement"), between SSgA FM and the State Street Navigator Securities Lending Trust (the "Trust"). Under the Advisory Agreement, SSgA FM directs the Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets. The Board of Trustees (the "Board") is legally required to review and reapprove the Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund's investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with SSgA FM's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

     APPROVAL PROCESS

     The Board, which consists entirely of trustees who are not "interested persons" of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 19, 2007 at which they were all present in person (the "Meeting"). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund's investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any "fall-out" financial benefits that SSgA FM or any of its affiliates may receive.

     To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and SSgA FM's securities portfolio execution process; (3) a report of SSgA FM's profitability of providing advisory services to the Fund for the years 2004, 2005 and 2006; (4) SSgA FM's updated registration under the Investment Advisers Act of 1940 on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. ("Lipper"), comparing the

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

Fund's performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel. In order to assure Lipper's independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

     In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

     The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

     The Board reviewed the terms of the Advisory Agreement and reviewed the Fund's fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management's position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.

     The Board considered SSgA FM's qualifications and experience with the Trust. In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund's securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSgA FM's senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions. The Board also considered information about SSgA FM's overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $144 billion in assets under management as of December 31, 2007. Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

     The Investment Performance of the Trust and SSgA FM

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

     In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of thirteen other institutional money market funds with assets ranging from approximately $10 billion to approximately $62 billion (the "Lipper Peer Group"), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the "Lipper Universe"), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods and since the Fund's inception. The Board noted that the Fund ranked first in performance against its Lipper Peer Group for all periods and not lower than third against all institutional money market funds over one-, three- and five-year periods. On the basis of this review, the Board concluded that the Fund's performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

     The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

     The Board reviewed an expense comparison report prepared by Lipper. The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable. The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust's relationship with SSgA FM's affiliate, State Street Bank and Trust Company ("State Street"), in its role as administrator, transfer agent and custodian for the Trust. The Board had been provided with data on the Fund's profitability to SSgA FM for the years 2005, 2006 and 2007 and aggregated data on the profitability to State Street for serving as custodian, transfer agent and administrator of the Fund in 2007. The Board also received data on the combined profitability of SSgA FM and State Street from serving as the custodian, transfer agent and administrator for the Fund as of September 30, 2007. The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. Concluding that these methodologies were reasonable, and after extensive discussion and analysis the Board determined that, to the extent that SSgA FM's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability for 2007 was in no case such as to render the advisory fee excessive.

     The Extent to Which Economies of Scale Would Be Realized as the Trust Grows and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Trust's Investors

     The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund's portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the securities monitored and reviewed for potential investment and credit-worthiness. The Board considered that SSgA FM and the Board had previously discussed the propriety of instituting breakpoints in the Fund's management fee but that SSgA FM had noted that its fee is already less than any known fee charged by a competitor to advise a money market fund approaching the size of the Fund. The Board concluded that the Fund's advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as Fund assets grow.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

     APPROVAL

     The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single factor as controlling. Based on the Board's evaluation of all the factors that it deemed relevant, the Board concluded that:
SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

                   TRUSTEES                        INVESTMENT ADVISER
              Michael A. Jessee               SSgA Funds Management, Inc.
            George J. Sullivan Jr.           State Street Financial Center
                 Peter Tufano                      One Lincoln Street
                                                     Boston, MA 02111

           INDEPENDENT ACCOUNTANTS                   LEGAL COUNSEL
          PricewaterhouseCoopers LLP               GoodwinProcter LLP
               125 High Street                      53 State Street
               Boston, MA 02110                      Exchange Place
                                                     Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                                Boston, MA 02111

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

  This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: September 8, 2008